CONTINGENCIES	6 Months Ended	12 Months Ended
	Jul. 04, 2021	Jan. 03, 2021
CONTINGENCIES
NOTE 8 - CONTINGENCIES

NOTE 6 – CONTINGENCIES

The Company may be a party to claims and legal or regulatory actions arising from the conduct of its business. The Company is not aware of any significant asserted or potential claims which could impact its financial position.